Quarterly Holdings Report
for

Fidelity® OTC Portfolio

April 30, 2021

OTC-QTLY-0621
1.800345.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 23.8%
Entertainment - 1.7%
Activision Blizzard, Inc.	1,220,801	$111,325
Electronic Arts, Inc.	2,350	334
Live Nation Entertainment, Inc. (a)	1,633,075	133,716
NetEase, Inc. ADR	14,767	1,655
Netflix, Inc. (a)	111,438	57,220
Spotify Technology SA (a)	56,796	14,319
Take-Two Interactive Software, Inc.(a)	11,628	2,039
The Walt Disney Co. (a)	857,661	159,542
		480,150
Interactive Media & Services - 22.0%
Alphabet, Inc.:
Class A (a)	1,044,705	2,458,713
Class C (a)	320,374	772,140
Facebook, Inc. Class A (a)	4,378,277	1,423,290
IAC (a)	175,220	44,413
Match Group, Inc. (a)	1,541,498	239,903
Snap, Inc. Class A (a)	3,583,493	221,532
Tencent Holdings Ltd.	181,936	14,513
Tencent Holdings Ltd. sponsored ADR (b)	4,319,933	344,126
Twitter, Inc. (a)	9,745,162	538,128
Yandex NV Series A (a)	2,833,642	185,745
		6,242,503
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	63,100	8,337

TOTAL COMMUNICATION SERVICES		6,730,990

CONSUMER DISCRETIONARY - 16.7%
Hotels, Restaurants & Leisure - 4.3%
Airbnb, Inc. Class A (b)	169,633	29,297
Caesars Entertainment, Inc. (a)	1,581,833	154,767
Expedia, Inc. (a)	765,105	134,834
Las Vegas Sands Corp. (a)	193,080	11,828
Marriott International, Inc. Class A	3,685,896	547,429
Penn National Gaming, Inc. (a)	449,346	40,046
Starbucks Corp.	1,090,496	124,851
The Booking Holdings, Inc. (a)	57,636	142,135
Wynn Resorts Ltd. (a)	123,207	15,820
		1,201,007
Household Durables - 0.8%
Lennar Corp. Class A	2,233,577	231,399
Internet & Direct Marketing Retail - 8.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	659,466	152,304
Amazon.com, Inc. (a)	553,673	1,919,817
ContextLogic, Inc. (b)	148,557	2,060
Deliveroo Holdings PLC (a)(c)	1,939,794	7,180
Deliveroo Holdings PLC	20,066,000	66,842
MercadoLibre, Inc. (a)	67,985	106,803
Porch Group, Inc. Class A (a)	1,369,479	18,228
thredUP, Inc. (a)	87,568	1,504
Zomato Pvt Ltd. (d)(e)	7,745,200	6,088
		2,280,826
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	290,736	33,406
Specialty Retail - 1.5%
Auto1 Group SE (c)	162,008	9,154
Five Below, Inc. (a)	1,052,502	211,837
Lowe's Companies, Inc.	1,079,101	211,774
		432,765
Textiles, Apparel & Luxury Goods - 1.9%
Kontoor Brands, Inc.	5,886	370
lululemon athletica, Inc. (a)	1,010,290	338,720
LVMH Moet Hennessy Louis Vuitton SE	264,487	199,251
		538,341

TOTAL CONSUMER DISCRETIONARY		4,717,744

CONSUMER STAPLES - 1.5%
Beverages - 1.3%
Diageo PLC	3,843,670	172,548
Monster Beverage Corp. (a)	1,837,717	178,350
PepsiCo, Inc.	133,112	19,189
		370,087
Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	122,166	45,457

TOTAL CONSUMER STAPLES		415,544

ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Cenovus Energy, Inc. (Canada)	167,175	1,302
EOG Resources, Inc.	13,863	1,021
Reliance Industries Ltd.	998,144	14,476
Reliance Industries Ltd.	16,524,273	445,043
Reliance Industries Ltd. sponsored GDR (c)	1,799,837	97,371
		559,213
FINANCIALS - 3.5%
Banks - 2.7%
Fifth Third Bancorp	4,237,100	171,772
Huntington Bancshares, Inc.	17,857,040	273,570
PacWest Bancorp	860,442	37,352
Signature Bank	1,046,991	263,329
Wintrust Financial Corp.	327,807	25,274
		771,297
Capital Markets - 0.7%
Coinbase Global, Inc. (a)	192,283	57,231
London Stock Exchange Group PLC	220,981	22,584
S&P Global, Inc.	336,234	131,262
		211,077
Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(d)(e)	6,818,398	19,637

TOTAL FINANCIALS		1,002,011

HEALTH CARE - 6.4%
Biotechnology - 2.0%
Alnylam Pharmaceuticals, Inc. (a)	590,252	83,013
Amgen, Inc.	155,187	37,189
Arcutis Biotherapeutics, Inc. (a)	554,400	18,572
Ascendis Pharma A/S sponsored ADR (a)	266,333	38,610
ChemoCentryx, Inc. (a)	297,372	14,372
GenSight Biologics SA (a)(b)	214,641	2,267
Ionis Pharmaceuticals, Inc. (a)	32,040	1,372
Neurocrine Biosciences, Inc. (a)	671,648	63,464
Regeneron Pharmaceuticals, Inc. (a)	486,536	234,170
Sarepta Therapeutics, Inc. (a)	110,699	7,842
Trevena, Inc. (a)	451,157	776
Vertex Pharmaceuticals, Inc. (a)	47,015	10,259
Xencor, Inc. (a)	1,150,164	48,951
		560,857
Health Care Equipment & Supplies - 1.5%
DexCom, Inc. (a)	427,843	165,190
Insulet Corp. (a)	684,234	202,000
Intuitive Surgical, Inc. (a)	52,639	45,533
Neuronetics, Inc. (a)	39,030	410
Outset Medical, Inc.	40,458	2,424
Pulmonx Corp.	26,399	1,241
Tandem Diabetes Care, Inc. (a)	193,809	17,811
		434,609
Health Care Providers & Services - 0.9%
Cigna Corp.	75,843	18,886
Guardant Health, Inc. (a)	824,280	131,044
Humana, Inc.	254,229	113,193
		263,123
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	46,600	89
Certara, Inc.	225,623	7,177
		7,266
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	559,305	110,631
Bruker Corp.	2,315,880	158,684
Maravai LifeSciences Holdings, Inc.	453,737	17,655
Nanostring Technologies, Inc. (a)	1,938,156	154,413
Seer, Inc. (b)	425,765	21,684
		463,067
Pharmaceuticals - 0.3%
AstraZeneca PLC sponsored ADR (b)	1,524,114	80,885
Elanco Animal Health, Inc. (a)	89,736	2,846
TherapeuticsMD, Inc. (a)	345,899	419
		84,150

TOTAL HEALTH CARE		1,813,072

INDUSTRIALS - 3.2%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	203,488	85,463
Class C (a)(d)(e)	7,092	2,979
		88,442
Airlines - 0.4%
Copa Holdings SA Class A (a)	1,287,485	111,367
Wheels Up Partners LLC Series B (a)(d)(f)	1,760,377	6,883
		118,250
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	298,998	37,228
Electrical Equipment - 0.0%
Array Technologies, Inc.	186,224	5,244
Professional Services - 0.8%
Verisk Analytics, Inc.	1,221,510	229,888
Road & Rail - 1.6%
CSX Corp.	399,182	40,218
Lyft, Inc. (a)	3,057,814	170,198
Uber Technologies, Inc. (a)	4,193,788	229,694
		440,110

TOTAL INDUSTRIALS		919,162

INFORMATION TECHNOLOGY - 41.0%
Communications Equipment - 0.3%
Cisco Systems, Inc.	2,063,501	105,053
IT Services - 3.0%
Gartner, Inc. (a)	1,152,401	225,732
MasterCard, Inc. Class A	544,228	207,928
MongoDB, Inc. Class A (a)	247,107	73,504
PayPal Holdings, Inc. (a)	867,627	227,570
Square, Inc. (a)	415,520	101,728
Twilio, Inc. Class A (a)	35,202	12,947
Visa, Inc. Class A	46,413	10,840
		860,249
Semiconductors & Semiconductor Equipment - 10.4%
Analog Devices, Inc.	448,071	68,627
Applied Materials, Inc.	1,379,140	183,026
ASML Holding NV	419,853	272,107
Intel Corp.	96,389	5,545
Lam Research Corp.	372,818	231,315
Marvell Technology, Inc.	9,860,755	445,805
Micron Technology, Inc. (a)	2,608,485	224,512
NVIDIA Corp.	1,175,696	705,864
NXP Semiconductors NV	2,529,981	487,047
Qualcomm, Inc.	936,639	130,005
Skyworks Solutions, Inc.	94,254	17,091
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,474,467	172,129
		2,943,073
Software - 16.4%
Adobe, Inc. (a)	639,921	325,297
ANSYS, Inc. (a)	187,165	68,439
Aspen Technology, Inc. (a)	1,206,392	157,844
Atom Tickets LLC (a)(d)(e)(f)	516,103	335
Autodesk, Inc. (a)	385,506	112,533
Cadence Design Systems, Inc. (a)	1,142,936	150,605
Dropbox, Inc. Class A (a)	194,533	4,999
Duck Creek Technologies, Inc. (a)	24,988	1,039
Dynatrace, Inc. (a)	9,240	481
Elastic NV (a)	1,235,483	149,024
Epic Games, Inc. (d)(e)	77,600	68,676
HIVE Blockchain Technologies Ltd. (a)(b)	2,538,386	9,768
Intuit, Inc.	459,606	189,431
Manhattan Associates, Inc. (a)	761,267	104,476
Microsoft Corp.	11,207,970	2,826,426
NICE Systems Ltd. sponsored ADR (a)	229,080	55,261
Salesforce.com, Inc. (a)	969,620	223,323
Synopsys, Inc. (a)	715,094	176,671
Workday, Inc. Class A (a)	71,051	17,550
		4,642,178
Technology Hardware, Storage & Peripherals - 10.9%
Apple, Inc.	22,350,470	2,938,190
Samsung Electronics Co. Ltd.	1,702,570	124,083
Western Digital Corp.	288,249	20,359
		3,082,632

TOTAL INFORMATION TECHNOLOGY		11,633,185

MATERIALS - 0.4%
Paper & Forest Products - 0.4%
Suzano Papel e Celulose SA (a)	8,933,800	112,938
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	45,139	32,534
TOTAL COMMON STOCKS
(Cost $12,912,479)		27,936,393

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.8%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc. Series B (a)(d)(e)	1,811,120	3,043
CONSUMER DISCRETIONARY - 0.4%
Internet & Direct Marketing Retail - 0.4%
One Kings Lane, Inc. Series E (Escrow) (a)(d)(e)	648,635	259
Reddit, Inc.:
Series B (a)(d)(e)	1,337,584	56,813
Series C (a)(d)(e)	300,673	12,771
Series D (a)(d)(e)	929,200	39,467
The Honest Co., Inc. Series D (a)(d)	150,536	2,291
		111,601
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	62,037	26,055
Series H (a)(d)(e)	65,670	27,581
		53,636
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(d)(e)	335,546	64
TOTAL INDUSTRIALS		53,700
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
AppNexus, Inc.:
Series E (Escrow) (a)(d)(e)	1,416,796	44
Series F (Escrow) (a)(d)(e)	90,913	25
ByteDance Ltd. Series E1 (d)(e)	174,336	19,103
		19,172
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. Series C1 (d)(e)	41,000	2,438
Software - 0.1%
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	4,896,249	0
Stripe, Inc. Series H (d)(e)	39,000	1,565
Taboola.com Ltd. Series E (a)(d)	1,918,392	45,005
		46,570
TOTAL INFORMATION TECHNOLOGY		68,180
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc.:
Series E (a)(d)	190,230	1,830
Series F (a)(d)	14,513	140
		1,970

TOTAL CONVERTIBLE PREFERRED STOCKS		238,494

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Waymo LLC Series A2 (d)(e)	103,940	8,925
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(d)(e)	30,303	19,854

TOTAL NONCONVERTIBLE PREFERRED STOCKS		28,779

TOTAL PREFERRED STOCKS
(Cost $136,445)		267,273
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (d)(e)(g)
(Cost $2,280)	2,280	2,280
	Shares	Value (000s)

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.04% (h)	73,532,816	73,548
Fidelity Securities Lending Cash Central Fund 0.04% (h)(i)	225,148,161	225,171
TOTAL MONEY MARKET FUNDS
(Cost $298,719)		298,719
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $13,349,923)		28,504,665
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(157,344)
NET ASSETS - 100%		$28,347,321

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $113,705,000 or 0.4% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $459,614,000 or 1.6% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$38,251
AppNexus, Inc. Series E (Escrow)	8/1/14 - 9/17/14	$0
AppNexus, Inc. Series F (Escrow)	8/23/16	$40
Atom Tickets LLC	8/15/17	$3,000
ByteDance Ltd. Series E1	11/18/20	$19,103
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$10,011
Epic Games, Inc.	7/13/20 - 3/29/21	$61,546
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
One Kings Lane, Inc. Series E (Escrow)	1/29/14	$401
Reddit, Inc. Series B	7/26/17	$18,989
Reddit, Inc. Series C	7/24/17	$4,743
Reddit, Inc. Series D	2/4/19	$20,151
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$21,156
Space Exploration Technologies Corp. Class C	9/11/17	$957
Space Exploration Technologies Corp. Series G	1/20/15	$4,805
Space Exploration Technologies Corp. Series H	8/4/17	$8,865
Starry, Inc. Series B	12/1/16	$980
Stripe, Inc. Series H	3/15/21	$1,565
Taboola.com Ltd. Series E	12/22/14	$20,000
Tenstorrent, Inc. Series C1	4/23/21	$2,438
Tenstorrent, Inc. 0%	4/23/21	$2,280
The Honest Co., Inc. Series D	8/3/15	$3,444
Waymo LLC Series A2	5/8/20	$8,925
WeWork Companies, Inc. Series E	6/23/15	$6,257
WeWork Companies, Inc. Series F	12/1/16	$728
Wheels Up Partners LLC Series B	9/18/15	$5,000
YourPeople, Inc. Series C	5/1/15	$5,000
Zomato Pvt Ltd.	12/9/20 - 2/5/21	$4,733

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$30
Fidelity Securities Lending Cash Central Fund	478
Total	$508

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Nanostring Technologies, Inc.	$69,485	$7,086	$6,291	$--	$3,593	$80,540	$--
Total	$69,485	$7,086	$6,291	$--	$3,593	$80,540	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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